Discontinued Operations - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jan. 31, 2013	Jul. 31, 2013
Proceeds from divestiture of businesses	$ 48,000	$ 48,000
Loss on sale of discontinued operation		286,000
Deferred Revenue, Additions	$ 52,000	$ 52,000